February 3, 2014

VIA ELECTRONIC TRANSMISSION

Securities & Exchange Commission

Public Filing Desk

100 F Street, N.E.

Washington, D.C. 20549

Re:

CCA Investments Trust, File Nos. 333-184138  and 811- 22753

Dear Sir/Madam:

On behalf of Northern Lights Fund Trust, a registered investment company (the “Trust”), we hereby submit, via electronic filing, Post-Effective Amendment No. 3 to the Trust’s Registration Statement under the Securities Act of 1933.  The Amendment is filed pursuant to Rule 485(a) promulgated under the Securities Act of 1933.  The main purpose of this filing is to add one class of shares to each fund in the Trust.

If you have any questions, please contact Cassandra Borchers at (513) 352-6632.

Very truly yours,

Thompson Hine LLP

_____________________

Thompson Hine LLP

927528.1